Schedule I Summary of Investments - Other than Investments in Affiliates	12 Months Ended
Dec. 31, 2011
Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I Summary of Investments - Other than Investments in Affiliates

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Schedule I

Summary of Investments – Other than Investments in Affiliates
As of December 31, 2011
(In millions)
Type of Investments	Cost	Value*	Amount Shown on Consolidated Balance Sheets
Fixed maturities
U.S. Treasuries	$1,096.6	$1,231.6	$1,231.6
U.S. government agencies and authorities	379.7	410.7	410.7
State, municipalities, and political subdivisions	95.1	106.0	106.0
Public utilities securities	1,915.1	2,107.3	2,107.3
Other U.S. corporate securities	6,251.8	6,799.3	6,799.3
Foreign securities (1)	4,661.0	4,988.1	4,988.1
Residential mortgage-backed securities	1,955.4	2,247.1	2,247.1
Commercial mortgage-backed securities	866.1	911.3	911.3
Other asset-backed securities	441.5	438.8	438.8
Total fixed maturities, including securities pledged to creditors	$17,662.3	$19,240.2	$19,240.2

Equity securities, available-for-sale	$131.8	$144.9	$144.9

Mortgage loans on real estate	$2,373.5	$2,423.1	$2,373.5
Policy loans	245.9	245.9	245.9
Loan-Dutch State obligation	417.0	421.9	417.0
Short-term investments	216.8	216.8	216.8
Limited partnerships/corporations	510.6	510.6	510.6
Derivatives	108.4	446.6	446.6
Total investments	$21,666.3	$23,650.0	$23,595.5
* See Notes 2 and 3 of Notes to Consolidated Financial Statements.
(1) The term “foreign” includes foreign governments, foreign political subdivisions, foreign public utilities, and all other bonds of foreign issuers. Substantially all of the Company’s foreign securities are denominated in U.S. dollars.